Personnel Benefits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Salaries	$ 18,707,050	$ 19,549,544	$ 20,172,217
Social security charges	5,548,020	5,336,701	5,888,405
Other short term personnel benefits	5,408,305	4,193,475	6,080,818
Personnel compensations and rewards	746,024	659,297	1,086,638
Personnel services	587,239	654,965	749,446
Termination benefits	129,666	124,957	6,198
Fees to Bank Directors and Supervisory Committee	65,592	90,848	33,580
Other long term benefits	185,582	150,806	244,123
TOTAL	$ 31,377,478	$ 30,760,593	$ 34,261,425